Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables
Receivable - employer contributions	$ 137,154	$ 145,574
Notes receivable from participants	174,816	210,845
Total receivables	311,970	356,419
Investments
Plan's interest in Master Trust assets at fair value	12,718,328	11,438,545
Plan's interest in Master Trust assets at contract value	270,034	216,826
Total investments	12,988,362	11,655,371
Total assets	13,300,332	12,011,790
Liabilities	0	0
Net assets available for benefits	$ 13,300,332	$ 12,011,790